Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Magyar Bancorp, Inc.
Entity Central Index Key	0001337068
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Magyar Bancorp, Inc.
Document Period End Date	Dec. 31, 2025
Document Title	Magyar Bank 401(k) Profit Sharing Plan